Business and Summary of Significant Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Purchase price:	Previously Reported	Adjustments	Final Purchase Price Allocation
Cash consideration paid	$100,000	—	100,000
Fair value of the one-third ownership interest of AWN	267,642	(2,131)	265,511
Total purchase price	$367,642	(2,131)	365,511

Assets acquired and liabilities assumed:
Acquired assets
Current assets	$16,952	11	16,963
Property and equipment, including construction in progress	82,473	138	82,611
Goodwill	140,081	8,867	148,948
Wireless licenses	65,433	(5,053)	60,380
Rights to use capacity	52,636	(7,298)	45,338
Other assets	16,078	1,204	17,282
Fair value of liabilities assumed	(6,011)	—	(6,011)
Total fair value of assets acquired and liabilities assumed	$367,642	(2,131)	365,511

Pro Forma Information
The following unaudited pro forma financial information is presented as if the acquisition occurred on January 1, 2012 (amounts in thousands):

	(unaudited)
	Years Ended December 31,
	2013	2012
Pro forma consolidated revenue	$897,270	848,676

Property Plant and Equipment Useful Life
Depreciation is computed using the straight-line method based upon the shorter of the estimated useful lives of the assets or the lease term, if applicable, in the following ranges:

Asset Category	Asset Lives
Telephony transmission equipment and distribution facilities	5-20 years
Fiber optic cable systems	15-25 years
Cable transmission equipment and distribution facilities	5-30 years
Support equipment and systems	3-20 years
Transportation equipment	5-13 years
Property and equipment under capital leases	12-20 years
Buildings	25 years
Customer premise equipment	2-20 years
Studio equipment	10-15 years

Schedule of Asset Retirement Obligations
Following is a reconciliation of the beginning and ending aggregate carrying amounts of our liability for asset retirement obligations (amounts in thousands):

Balance at December 31, 2012	$16,280
Liability incurred	5,292
Additions upon the close of AWN	5,218
Accretion expense	77
Liability settled	(65)
Balance at December 31, 2013	26,802
Liability incurred	4,268
Accretion expense	1,249
Revision in estimate	(355)
Liability settled	(24)
Balance at December 31 2014	$31,940

Excise and Sales Taxes
The following are certain surcharges reported on a gross basis in our Consolidated Income Statements (amounts in thousands):

	Years Ended December 31,
	2014	2013	2012
Surcharges reported gross	$4,252	4,644	5,401